OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options Roll Forward [Table Text Block]
As at December 31, 2015 and 2014, the Company has 14,759,914 and 11,434,350 options issued and outstanding.

	Shares	Exercise Price
Outstanding at December 31, 2013	4,485,250	$0.38

Granted	7,549,100	0.52
Exercised	205,000	0.34
Forfeited	395,000	0.50

Outstanding at December 31, 2014	11,434,350	$0.47

Granted	8,278,880	0.16
Exercised	-	0.00
Forfeited	4,953,316	0.44

Outstanding at December 31, 2015	14,759,914	$0.30

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
As of September 30, 2016 and December 31, 2015, the Company has outstanding options to purchase 25,005,504 and 14,759,914 shares of common stock, respectively.

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of Exercisable
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2015	14,759,914	$0.30	3.61	8,374,294	$—

Granted	10,756,090	0.08	4.86		—
Forfeited/Expired	(510,500)	0.78			—

Outstanding at September 30, 2016	25,005,504	$0.20	3.52	13,177,211	$417,857

Outstanding and Exercisable Options - 2015

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$0.42	8,374,294	0.91	$2,854,392	$0.34	$235,330

Outstanding and Exercisable Options - 2014

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$0.40	5,635,250	3.79	$2,246,313	$0.47	$460,941